Debt Long Term Borrowings (Details)	12 Months Ended				1 Months Ended	3 Months Ended								12 Months Ended						3 Months Ended																							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 25, 2010 USD ($)	Dec. 26, 2009 USD ($)	Jun. 30, 2007 USD ($)	May 31, 2002 $850 million 6.375% Senior Notes due 2012 USD ($)	Mar. 28, 2008 $850 million 6.375% Senior Notes due 2012 USD ($)	Dec. 31, 2011 $850 million 6.375% Senior Notes due 2012 USD ($)	Feb. 07, 2008 $850 million 6.375% Senior Notes due 2012 USD ($)	Jul. 11, 2007 $850 million 6.375% Senior Notes due 2012 USD ($)	May 07, 2002 $850 million 6.375% Senior Notes due 2012 USD ($)	Sep. 22, 2005 Canadian dollar ("CAD") 900 million 5.0% notes due 2015 USD ($) years	Sep. 22, 2005 Canadian dollar ("CAD") 900 million 5.0% notes due 2015 CAD	Sep. 22, 2005 Senior Notes Due 2010 300 Million 485 Percent [Member] CAD years	Dec. 31, 2012 $575 million 2.5% convertible Senior Notes due 2013	Dec. 31, 2011 $575 million 2.5% convertible Senior Notes due 2013 USD ($)	Dec. 25, 2010 $575 million 2.5% convertible Senior Notes due 2013 USD ($)	Dec. 26, 2009 $575 million 2.5% convertible Senior Notes due 2013 USD ($)	Aug. 26, 2010 $575 million 2.5% convertible Senior Notes due 2013 USD ($)	Jun. 15, 2007 $575 million 2.5% convertible Senior Notes due 2013 USD ($)	Dec. 31, 2011 CAD 500 million 3.95% Series A notes due 2017 CAD	Dec. 25, 2010 CAD 500 million 3.95% Series A notes due 2017 CAD	Oct. 06, 2010 CAD 500 million 3.95% Series A notes due 2017 CAD	Dec. 31, 2011 Other Debt Balances [Member] USD ($)	Dec. 25, 2010 Other Debt Balances [Member] USD ($)	Dec. 31, 2011 Line of Credit [Member] Revolving Multicurrency Bank Credit Facility [Member] USD ($)	Jun. 25, 2011 Line of Credit [Member] Revolving Multicurrency Bank Credit Facility [Member] USD ($) years	Dec. 31, 2011 Senior Notes [Member] $850 million 6.375% Senior Notes due 2012 USD ($)		Dec. 25, 2010 Senior Notes [Member] $850 million 6.375% Senior Notes due 2012 USD ($)		Dec. 31, 2011 Senior Notes [Member] Canadian dollar ("CAD") 900 million 5.0% notes due 2015 USD ($)		Dec. 25, 2010 Senior Notes [Member] Canadian dollar ("CAD") 900 million 5.0% notes due 2015 USD ($)		Dec. 31, 2011 Senior Notes [Member] $575 million 2.5% convertible Senior Notes due 2013 USD ($)		Dec. 25, 2010 Senior Notes [Member] $575 million 2.5% convertible Senior Notes due 2013 USD ($)		Dec. 31, 2011 Senior Notes [Member] CAD 500 million 3.95% Series A notes due 2017 USD ($)		Dec. 25, 2010 Senior Notes [Member] CAD 500 million 3.95% Series A notes due 2017 USD ($)		Dec. 31, 2011 Noncash Interest Expense [Member] USD ($)	Dec. 25, 2010 Noncash Interest Expense [Member] USD ($)	Dec. 26, 2009 Noncash Interest Expense [Member] USD ($)
Debt Instrument [Line Items]
Total long-term debt (including current portion) before unamortized discounts and other																											$ 44,600,000	[1]	$ 44,600,000	[1]	$ 881,200,000	[2]	$ 892,600,000	[2]	$ 575,000,000	[3]	$ 575,000,000	[3]	$ 489,600,000	[4]	$ 495,900,000	[4]
Less: unamortized debt discounts and other	(30,800,000)	(48,500,000)													1,900,000	2,200,000							28,900,000	46,300,000
Total long-term debt (including current portion)	1,959,600,000	1,959,600,000					44,700,000
Less: current portion of long-term debt	(44,700,000)	0
Total long-term debt	1,914,900,000	1,959,600,000
Total fair value	2,133,600,000	2,137,600,000
Debt Instruments [Abstract]
Debt Instrument, Face Amount				575,000,000						850,000,000		900,000,000	300,000,000						575,000,000			500,000,000
Unrealized Gain Loss On Forward Starting Interest Rate Derivative											4,000,000										7,900,000
Debt Instrument Increase in Effective Cost of Borrowing Expressed as Basis Points over Stated Coupon, Rate											0.05%	0.05%									0.23%
Debt Instrument, Interest Rate, Stated Percentage										6.375%	5.00%	5.00%	4.85%						2.50%			3.95%
Proceeds from Unsecured Notes Payable					841,000,000															496,600,000
Debt Instrument, Principal Amount, Per Share									625,000,000						1,000
Debt Instrument, Repurchase Tender								225,000,000
Gains (Losses) on Extinguishment of Debt						12,400,000
Repurchase of Unsecured Notes						180,400,000
Debt Instrument Interest Rate Swap Liability							100,000
Private Placement Debt Securities Terms											10	10	5
Debt Instrument Conversion Prior to Close of Business Predetermined Date Condition One														during any calendar quarter, if the closing sales price of our Class B common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter preceding the quarter in which the conversion occurs is more than 130% of the conversion price of the Notes in effect on that last trading day
Debt Instrument Conversion Prior to Close of Business Predetermined Date Condition Two														during the ten consecutive trading day period following any five consecutive trading day period in which the trading price for the Notes for each such trading day was less than 95% of the closing sale price of our Class B common stock on such date multiplied by the then current conversion rate
Debt Instrument, Convertible Conversion Price Per Share															$ 54.76			$ 53.40
Percentage of Premium over Stock Price of Convertible Debt															25.00%
Debt Instrument, Convertible Number of Equity Instruments, Ratio															18.263			18.7251
Less: unamortized debt discounts and other	(30,800,000)	(48,500,000)													1,900,000	2,200,000							28,900,000	46,300,000
Other Non Cash Expense																																											17,500,000	16,900,000	16,400,000
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Basic Earnings Per Share	$ (0.06)	$ (0.06)	$ (0.06)
Debt Instrument, Convertible, Interest Expense															14,600,000	14,300,000	14,400,000
Debt Instrument, Interest Rate, Effective Percentage	5.90%	5.91%	6.01%																		3.30%
Derivative, Amount of Hedged Item																					200,000,000
Noncash Interest Expense Due to Amortization of Unamortized Debt Discount in Future Periods Convertible Debt Estimated Range Low																																											18,000,000
Noncash Interest Expense Due to Amortization of Unamortized Debt Discount in Future Periods Convertible Debt Estimated Range High																																											11,000,000
Deferred Finance Costs, Net															10,000,000
Convertible Note Hedge Cover Class B Common Stock Shares															10,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 67.82
Class of Warrant Premium Percentage over Stock Price															60.00%
Net Proceeds Resulting From Issuance Of Notes Offset by Proceeds Recieved From Warrent Transaction															50,000,000
Debt Instrument, Unamortized Discount																				1,600,000
Line of Credit Facility, Termination																										750,000,000
Line of Credit Facility, Term of Facility																										4
Line of Credit Facility, Maximum Borrowing Capacity																										400,000,000
Line of Credit Facility, Additional Borrowing Capacity																										100,000,000
Deferred Finance Costs, Gross																										2,200,000
Line of Credit Facility, Amount Outstanding																									0
Interest Expense, Debt	118,700,000	110,200,000	96,600,000
Debt Instrument Outstanding Principle Amount							$ 44,600,000

[1]	On May 7, 2002, CBC completed a private placement of $850 million of 6.375% senior notes, due 2012, with interest payable semi-annually. Net proceeds from the sale of the notes, after deducting estimated expenses and underwriting fees, were approximately $841 million. The notes were subsequently exchanged for publicly registered notes with the same terms. On July 11, 2007, we repurchased $625 million aggregate principal amount of those notes. On February 7, 2008, we announced a tender for repurchase of any and all of the remaining principal amount of $225 million, with the tender period running through February 14, 2008. The net costs of $12.4 million related to this extinguishment of debt and termination of related interest rate swaps was recorded in the first quarter of 2008. The amount actually repurchased was $180.4 million with $44.7 million outstanding as of December 31, 2011, which, in addition to the remaining principal amount of $44.6 million, also includes $0.1 million related to interest rate swaps transacted around this debt issuance in 2002, but were cash settled in 2008 in conjunction with the tender offer. This remaining balance relates to the outstanding principal amount and is being amortized over the remaining term of this debt.
[2]	On September 22, 2005, Molson Coors Capital Finance ULC, a Nova Scotia entity, and Molson Coors International, LP, a Delaware partnership, both wholly owned subsidiaries of MCBC, issued 10-year and 5-year private placement debt securities totaling CAD 900 million in Canada and $300 million in the United States, bearing interest at 5.0% and at 4.85%, respectively paid semi-annually. The U.S. $300 million issue matured and was repaid on September 22, 2010. The remaining CAD 900 million offering is guaranteed by MCBC, and certain of our U.S. and Canadian subsidiaries. The securities have certain restrictions on secured borrowing, sale-leaseback transactions and the sale of assets, all of which we were in compliance at December 31, 2011, and December 25, 2010. The CAD 900 million issue was subsequently exchanged for Canadian publicly registered notes maturing on September 22, 2015.
[3]	On June 15, 2007, MCBC issued in a public offering $575 million of 2.5% Convertible Senior Notes (the "Notes") payable semi-annually in arrears. The Notes are senior unsecured obligations and rank equal in rights of payment with all of our other senior unsecured debt and senior to all of our future subordinated debt. The Notes are guaranteed by MCBC and certain of our U.S. and Canadian subsidiaries. The Notes mature on July 30, 2013, unless earlier converted or terminated, subject to certain conditions, as noted below. The Notes contain certain customary anti-dilution and make-whole provisions to protect holders of the Notes as defined in the Indenture.
[4]	During the fourth quarter of 2010, our wholly owned subsidiary, Molson Coors International LP, completed a 7-year CAD 500 million 3.95% fixed rate Series A Notes private placement in Canada. These notes resulted in net proceeds of CAD 496.6 million after underwriting fees and being issued at a discount of CAD 1.6 million. The Series A Notes will mature on October 6, 2017. The notes are guaranteed by MCBC and certain U.S. and Canadian subsidiaries of the Company and rank equally with the Company's other outstanding notes and credit facility.Prior to issuing the bonds, we entered into a forward starting interest rate swap transaction for a portion of the Canadian offering. The forward starting interest rate swap transaction effectively established, in advance, an average fixed rate of 3.3% for the benchmark Canadian yield on the CAD 200 million we hedged. At the time of the private placement offering and pricing, the government of Canada bond rates were trading at a yield lower than that locked in with the Company's interest rate lock. This resulted in a loss of CAD 7.9 million on the forward starting interest rate swap transaction. Per authoritative accounting guidance pertaining to derivatives and hedging, the loss is being amortized over the life of the Canadian issued private placement and will serve to increase our effective cost of borrowing by approximately 0.23% compared to the stated coupon on the issue.